SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total capital expenditures	$ 252,490	$ 598,414	$ 782,150
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	104,193	456,053	565,794
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	4,590	1,704	1,368
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,892	3,303	6,123
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	22,259	21,684	52,520
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	73,452	429,362	505,783
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	24,970	4,986	22,912
City of Dreams Mediterranean and Other [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	108,214	131,419	186,361
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 15,113	$ 5,956	$ 7,083